Intangible Assets, Net (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Intangible Assets, Net Disclosure [Abstract]
Amortization expenses	$ 125,932		$ 37,178